Financial Instruments - Disclosure of Net Effects of Expired Contracts Met Hedging Criteria (Detail) - Derivative contracts that met hedging criteria [Member] - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cross-currency swaps [member] | Interest expense [Member]
Disclosure of detailed information about hedges [line items]
Net effects derivative contracts hedging criteria	$ 2,102		$ 2,595
Cross-currency swaps [member] | Foreign exchange [Member]
Disclosure of detailed information about hedges [line items]
Net effects derivative contracts hedging criteria			(10,911)
Forward agreements to purchase foreign currency [member] | Foreign exchange [Member]
Disclosure of detailed information about hedges [line items]
Net effects derivative contracts hedging criteria	(40)	$ 160	(180)
Forward agreements to purchase foreign currency [member] | Cost of goods sold [Member]
Disclosure of detailed information about hedges [line items]
Net effects derivative contracts hedging criteria	689	(45)	(523)
Commodity price contracts [Member] | Cost of goods sold [Member]
Disclosure of detailed information about hedges [line items]
Net effects derivative contracts hedging criteria	$ (6)	$ (241)	619
Options to purchase foreign currency [Member] | Cost of goods sold [Member]
Disclosure of detailed information about hedges [line items]
Net effects derivative contracts hedging criteria			$ (21)